Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Long-Term Borrowings [Abstract]
Schedule of long-term borrowings
	As of December 31,
	2021	2022
	RMB	RMB
Long-term borrowing, current	15,137	4,502
Long-term borrowings, non-current	646	388
Total	15,783	4,890